Income Tax - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Corporate income tax rate	15.00%
Solidarity surcharge rate	5.50%
Change in average trade tax rate	15.00%
Statutory tax rate	30.79%	30.78%	30.99%
Corporate income tax losses	€ 596,359,000	€ 356,044,000	€ 179,264,000
Trade tax losses	513,561,000	€ 352,341,000	€ 176,425,000
Deferred tax assets and liabilities, net recognized	160,952,000
Accumulated federal tax credits	756,000
Accumulated state tax credits	250,000
German Tax Group
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Corporate income tax losses	457,900,000
Trade tax losses	450,900,000
Deferred tax assets for unused tax losses recognized	0
Deferred tax assets and liabilities, net recognized	161,000,000
German Entities Not Within Tax Group
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Corporate income tax losses	1,700,000
Trade tax losses	1,800,000
Deferred tax assets for unused tax losses recognized	0
U.S. Tax Group
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Corporate income tax losses	136,800,000
Trade tax losses	60,900,000
Federal tax losses subject to expiration	€ 20,900,000
Federal tax losses expiration year	2033
Federal tax losses not subject to expiration	€ 115,900,000
State tax losses subject to expiration	€ 60,900,000
State tax losses expiration year	2033
BioNTech USA Holding LLC
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Statutory tax rate	21.00%
State income tax with average rate	8.10%